REVENUE RECOGNITION (Schedule of Company's Revenues Disaggregated by Geography) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 126,126	$ 164,492
Revenue, Percentage	100.00%	100.00%
Germany [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 59,779	$ 67,501
Revenue, Percentage	47.00%	41.00%
The Netherlands [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 30,461	$ 49,007
Revenue, Percentage	24.00%	30.00%
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 22,583	$ 35,787
Revenue, Percentage	18.00%	22.00%
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 13,303	$ 12,197
Revenue, Percentage	11.00%	7.00%